UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report  for  the  Calendar  Year  or  Quarter  Ended:  June 30, 2000

Check  here  if  Amendment  [  ]; Amendment     Number:
                                                       -------
This Amendment (Check only one.):               [  ]is  a  restatement.
                                                [  ]adds  new  holdings
                                                    entries.
Institutional  Investment  Manager  Filing  this  Report:

Name:      Daniel  S.  Kampel  Associates,  Inc.
           ------------------------------------------
Address:   600 Third Avenue, New York, New York 10016
           ------------------------------------------

Form  13F  File  Number:  28-01764
                          --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing this Report on Behalf of Reporting Manager:

Name:   /S/ Margaret A. Dolan
        -------------------------
Title:  Vice  President
        -------------------------
Phone:  212-661-1397
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/S/ Margaret A. Dolan    New  York,  New  York                    05/15/2000
---------------------    ---------------------                    ----------
     [Signature]             [City,  State]                         [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report  Summary:

Number of Other Included Managers:                          0
                                              ---------------

Form  13F  Information  Table  Entry  Total:               38
                                              ---------------

Form  13F  Information  Table  Value  Total:  $   221,415,350
                                              ---------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

28-01764                         Margaret  A.  Dolan
--------                         --------------------

                                               FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ----
AGILENT TECHNOLOGIES           COMMON STOCK     00846U101  3085769   38542          SOLE              38542      0    0
AMERICAN INT'L GROUP           COMMON STOCK     026874107 10164055   84349          SOLE              84349      0    0
AMERICA ONLINE                 COMMON STOCK     02364J10   4928450   96400          SOLE              96400      0    0
AVERY DENNISON CORP            COMMON STOCK     05361110   5250044   77420          SOLE              77420      0    0
BRISTOL MYERS SQUIBB           COMMON STOCK     11012210    222425    4100          SOLE               4100      0    0
BROADCOM CORP                  COMMON STOCK     111320107  3731800   19850          SOLE              19850      0    0
CATERPILLAR INC                COMMON STOCK     149123101  1336625   37000          SOLE              37000      0    0
CLEAR CHANNEL COMMUN           COMMON STOCK     184502102  4772371   67454          SOLE              67454      0    0
CHEVRON                        COMMON STOCK     166751107  4433625   50670          SOLE              50670      0    0
CHASE MANHATTAN                COMMON STOCK     16161A10   5199375  110625          SOLE             110625      0    0
CISCO SYSTEM, INC.             COMMON STOCK     17275R102 12674363  199400          SOLE             199400      0    0
CVS CORPORATION DEL.           COMMON STOCK     12665010   6591813  172900          SOLE             172900      0    0
WALT DISNEY CO                 COMMON STOCK     254687106  5399250  138000          SOLE             138000      0    0
EMC CORP                       COMMON STOCK     268648102  5438869   72700          SOLE              72700      0    0
FORD MOTOR CORP.               COMMON STOCK     345370100  4674563  107000          SOLE             107000      0    0
FEDERATED DEPARTMENT STORES    COMMON STOCK     31410H10   3097188   90100          SOLE              90100      0    0
FANNIE MAE                     COMMON STOCK     313586109  4806750   87000          SOLE              87000      0    0
FEDERAL HOME LOAN MORTGAGE     COMMON STOCK     313400301  4611658  111460          SOLE             111460      0    0
GENERAL ELECTRIC CO.           COMMON STOCK     369604103 11938200  236400          SOLE             236400      0    0
CORNING INC.                   COMMON STOCK     219350105  7234075   27350          SOLE              27350      0    0
HOME DEPOT INC                 COMMON STOCK     437076102  9361143  193512          SOLE             193512      0    0
HEWLETT PACKARD CORP           COMMON STOCK     428236103  4291956   34700          SOLE              34700      0    0
INTEL CORP                     COMMON STOCK     458140100  7465950   56400          SOLE              56400      0    0
ILLINOIS TOOL WORKS            COMMON STOCK     45230810   3304663   57100          SOLE              57100      0    0
JOHNSON & JOHNSON              COMMON STOCK     478160104  8261400   84300          SOLE              84300      0    0
JEFFERSON PILOT CORP           COMMON STOCK     475070108  4260094   72900          SOLE              72900      0    0
LUCENT TECHNOLOGIES            COMMON STOCK     549463107  6166950  107368          SOLE             107368      0    0
MEDTRONIC INC                  COMMON STOCK     585055106  8074525  169990          SOLE             169990      0    0
MICROSOFT CORP.                COMMON STOCK     594918104  7609575   96400          SOLE              96400      0    0
NORTEL NETWORKS                COMMON STOCK     656569100  5239250   76000          SOLE              76000      0    0
PFIZER INC                     COMMON STOCK     717081103  9705438  209000          SOLE             209000      0    0
TRANSOCEAN SEDCO FOREX         COMMON STOCK     G9007810    627096   12296          SOLE              12296      0    0
SCHLUMBERGER LTD.              COMMON STOCK     806857108  4929690   67530          SOLE              67530      0    0
SUN MICROSYSTEMS               COMMON STOCK     866810104 12463913  138200          SOLE             138200      0    0
VISTEON CORP                   COMMON STOCK     92839U10    186415   14003          SOLE              14003      0    0
WORLDCOM INC.                  COMMON STOCK     98157D106  7216897  161950          SOLE             161950      0    0
WAL-MART STORES                COMMON STOCK     931142103  5375594   96100          SOLE              96100      0    0
EXXON MOBIL CORP               COMMON STOCK     30231G102  7283539   88756          SOLE              88756      0    0